Legal Proceedings - Additional Information (Detail) - EUR (€)	8 Months Ended	12 Months Ended
	Sep. 04, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Legal Proceedings [line items]
Estimated financial effect of contingent liaiblity		€ 42,644,000,000	€ 39,726,000,000
Losses On Litigation Settlements		775,000,000
Criminal proceedings regarding cash company financing [member] | Penal fine [member]
Disclosure of Legal Proceedings [line items]
Legal Proceedings Provision		120,000
Criminal proceedings regarding cash company financing [member] | Fine, bankruptcy trustee, Cash Company [Member]
Disclosure of Legal Proceedings [line items]
Legal Proceedings Provision		31,480,000
Criminal investigations, fine [Member]
Disclosure of Legal Proceedings [line items]
Losses On Litigation Settlements	€ 675,000,000	675,000,000
Criminal investigations, disgorgement [Member]
Disclosure of Legal Proceedings [line items]
Losses On Litigation Settlements	€ 100,000,000	100,000,000
VEB Fortis claim [Member] | Ageas [member]
Disclosure of Legal Proceedings [line items]
Legal Proceedings Provision		€ 1,200,000,000